Stock Plans and Stock-Based Compensation	12 Months Ended
Dec. 31, 2016
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock Plans and Stock-Based Compensation

(13) Stock Plans and Stock-Based Compensation

2008 Plan

In June 2008, the Company adopted the 2008 Equity Incentive Plan, or the 2008 Plan, which permits the granting of stock options to the Company’s’ employees, directors and consultants. The total number of shares authorized for awards of stock options under the 2008 Plan was 1,472,261 shares of common stock. On September 7, 2011, that number was increased to 2,426,087, on May 1, 2012, the number was decreased to 2,269,749 and on July 15, 2015 the number was increased to 3,226,271. Stock option awards are granted with an exercise price equal to the fair market value of the Company’s common stock at the date of grant as determined by the Company’s board of directors. The option awards generally vest over four years and are exercisable any time after vesting. The stock options expire ten years after the date of grant.

In connection with our IPO, our board of directors resolved not to make future grants under our 2008 Plan. The 2008 Plan will continue to govern outstanding awards granted thereunder.

2016 Plan

The Company’s 2016 Equity Incentive Plan, or the 2016 Plan, became effective on September 15, 2016. The 2016 Plan provides for the grant of incentive stock options, non-qualified stock options, restricted stock awards, restricted stock unit awards, stock appreciation rights and performance share awards to employees, directors and consultants of the Company. A total of 3,893,118 shares of the Company’s common stock were initially reserved for issuance under the 2016 Plan, which is the sum of (1) 2,000,000 shares, (2) the number of shares reserved for issuance under the 2008 Plan at the time the 2016 Plan became effective (up to a maximum of 42,934 shares) and (3) shares subject to stock options or other stock awards granted under the 2008 Plan that would have otherwise returned to our 2008 Plan (up to a maximum of 1,850,184 shares). The number of shares of common stock reserved for issuance under the 2016 Plan will automatically increase on January 1 of each year, beginning on January 1, 2017, by 3% of the number of shares of the Company’s capital stock outstanding on the immediately preceding December 31, or such lesser number of shares as determined by the Company’s board of directors.  As a result of the adoption of the 2016 Plan, no further grants may be made under the 2008 Plan. As of December 31, 2016, there were 2,005,483 shares available for grant under the 2016 Plan and as of December 31, 2015 there were 232,304 shares available for grant under the 2008 Plan. Stock option awards are granted with an exercise price equal to the fair market value of the Company’s common stock at the date of grant based on the closing market price of our common stock as reported on The NASDAQ Global Market. The option awards generally vest over four years and are exercisable any time after vesting. The stock options expire ten years after the date of grant.

Employee Stock Purchase Plan

The Company’s Employee Stock Purchase Plan, or 2016 ESPP became effective on September 15, 2016. A total of 500,000 shares of the Company’s common stock were initially reserved for issuance under the 2016 Plan. The number of shares reserved for issuance under the 2016 ESPP will automatically increase on January 1 of each year, beginning on January 1, 2017, by the lesser of 200,000 shares of the Company’s common stock, 1% of the number of shares of the Company’s common stock outstanding on the immediately preceding December 31, or such lesser number of shares as determined by the Company’s board of directors.

The 2016 ESPP allows eligible employees to purchase shares of the Company’s common stock at a discount of up to 15% through payroll deductions of their eligible compensation, subject to any plan limitations. Except for the initial offering period, the 2016 ESPP provides for separate six-month offering periods beginning each March and October of each fiscal year.

On each purchase date, eligible employees will purchase the Company’s stock at a price per share equal to 85% of the lesser of (i) the fair market value of the Company’s common stock on the offering date or (ii) the fair market value of the Company’s common stock on the purchase date.

For the year ended December 31, 2016, no shares of common stock were purchased under the 2016 ESPP and 83,790 shares are expected to be purchased at the end of the initial offering period. The Company uses the Black-Scholes option pricing model to measure the fair value of its stock options and the purchase rights issued under the ESPP.  As of December 31, 2016, total recognized compensation cost was $0.2 million and unrecognized compensation cost related to 2016 ESPP was $0.1 million, which will be amortized over a weighted-average period of 0.25 years. The 2016 ESPP is considered compensatory for purposes of stock-based compensation expense.

Stock Options

The weighted-average grant-date fair value per share of options granted for the years ended December 31, 2016, 2015 and 2014, was $14.49, $12.19 and $4.26, respectively. The Company recorded stock-based compensation expense of $3.1 million, $1.5 million and $0.4 million for the years ended December 31, 2016, 2015 and 2014, respectively.

The total intrinsic value of options exercised in 2016, 2015 and 2014 was $1.6 million, $0.5 million and $1.1 million, respectively. This intrinsic value represents the difference between the fair market value of the Company’s common stock on the date of exercise and the exercise price of each option. Based on the fair market value of the Company’s common stock at December 31, 2016, 2015 and 2014 the total intrinsic value of all outstanding options was $15.9 million, $10.1 million and $5.0 million.

There were no excess tax benefits realized for the tax deductions from stock options exercised during the years ended December 31, 2016, 2015 and 2014.

The fair value of stock option grants is determined using the Black-Scholes option pricing model with the following assumptions.

	Year Ended December 31,
	2016	2015	2014
Employee Stock Options:
Fair value of common stock	$14.21 - $18.83	$9.37 - $13.63	$7.02
Expected term (in years)	5.29 - 6.11	5.09 - 6.15	5.89 - 6.13
Expected volatility	60% - 70%	60%	51.7% - 69%
Risk-free interest rate	1.21% - 2.55%	1.41% - 1.94%	1.63% - 2.06%
Dividend rate	0%	0%	0%
Employee Stock Purchase Plan:
Expected term (in years)	0.50	—	—
Expected volatility	60%	—	—
Risk-free interest rate	0.45%	—	—
Dividend rate	0%	—	—

(1)

The expected term represents the period that the stock-based compensation awards are expected to be outstanding. Since the Company did not have sufficient historical information to develop reasonable expectations about future exercise behavior, the Company used the simplified method to compute expected term, which reflects the average of the time-to-vesting and the contractual life;

(2)

The expected volatility of the Company’s common stock on the date of grant is based on the volatilities of publicly traded peer companies that are reasonably comparable to the Company’s own operations;

(3)

The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for zero coupon U.S. Treasury notes with maturities approximately equal to the expected term of the options; and

(4)	The expected dividend yield is assumed to be zero as the Company has never paid dividends and have no current plans to pay any dividends on the Company’s common stock.

Total unrecognized compensation cost, adjusted for estimated forfeitures, related to nonvested stock options was approximately $6.6 million and $6.8 million as of December 31, 2016 and 2015, respectively, and is expected to be recognized over a weighted average period of 2.59 years and 1.62 years as of December 31, 2016 and 2015, respectively. The amount of cash received from the exercise of stock options in 2016 and 2015 was $0.8 million and $0.1 million, respectively.

A summary of activities under the 2008 Plan and 2016 Plan is shown as follows for the years ended December 31, 2016 and 2015:

	Stock options outstanding	Weighted average exercise price
Outstanding at December 31, 2014	699,662	$2.24
Granted	1,190,317	$12.19
Exercised	(37,559)	$1.32
Forfeited	(30,698)	$7.76
Outstanding at December 31, 2015	1,821,722	$8.68
Granted	292,204	$14.75
Exercised	(163,968)	$4.30
Forfeited	(65,533)	$8.03
Outstanding at December 31, 2016	1,884,425	$10.02

Stock-based compensation expense is recognized over the award’s expected vesting schedule, which is reduced for estimated forfeitures. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Forfeitures were estimated based on the Company’s historical experience and future expectations.

Stock options outstanding, and options exercisable and vested are as follows:

Outstanding as of December 31, 2016	Remaining contractual life (years)	Weighted average exercise price	Exercisable as of December 31, 2016	Remaining contractual life (years)	Weighted average exercise price
1,884,425	7.86	$10.02	809,900	7.13	$6.81

Outstanding as of December 31, 2015	Remaining contractual life (years)	Weighted average exercise price	Exercisable as of December 31, 2015	Remaining contractual life (years)	Weighted average exercise price
1,821,722	8.62	$8.68	472,463	6.88	$1.90

Vested and nonvested stock option activity under the 2008 Plan and 2016 Plan was as follows:

	Vested		Nonvested
	Options outstanding	Weighted average exercise price	Options outstanding	Weighted average exercise price
Outstanding at December 31, 2016	809,900	$6.81	1,074,525	$12.44
Outstanding at December 31, 2015	472,463	$1.90	1,349,259	$10.87

The Company classified stock based compensation relating to stock options and RSAs in the following captions in the accompanying consolidated statements of operations and comprehensive loss:

	Year Ended December 31,
	2016	2015	2014
	(in thousands)
Cost of revenue	$180	$150	$82
Sales and marketing	725	315	120
Research and development	348	297	147
General and administrative	1,848	760	27
Total	$3,101	$1,522	$376